Other taxes payable (Tables)	12 Months Ended
Dec. 31, 2023
Other taxes payable
Summary of summary of other taxes payable

	December 31, 2022	December 31, 2023
	RMB	RMB
Withholding individual income taxes for employees	8,593	6,999
VAT payables	15,512	5,186
Others	622	18
Total	24,727	12,203